FAIR VALUE	12 Months Ended
Dec. 31, 2025
FAIR VALUE
FAIR VALUE

NOTE 4 – FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Securities: The fair values of securities available for sale is determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs) or matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). For securities where prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). Discounted cash flows are calculated using loss severity inputs based upon expected cash flows from the underlying assets.

Derivatives: The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2). Our derivatives are traded in an over-the-counter market where quoted market prices are not always available. Therefore, the fair values of derivatives are determined using quantitative models that utilize multiple market inputs. The inputs will vary based on the type of derivative, but could include interest rates, prices and indices to generate continuous yield or pricing curves, prepayment rates, and volatility factors to value the position. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services.

NOTE 4 – FAIR VALUE (Continued)

Individually Evaluated Loans: The fair value of individually evaluated loans with specific allocations of the allowance for credit losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Because the Bank has a small amount of individually evaluated loans measured at fair value, the impact of unobservable inputs on the Bank’s consolidated financial statements is not material.

Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements
	At December 31 Using
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
2025
Assets:
Available-for-sale securities:
U.S. Treasury securities	$2,961	$—	$—
State and political subdivisions	—	12,019	—
MBSs – residential	—	46,047	—
CMOs	—	—	53
Corporate securities	—	5,482	—
Total investment securities available-for-sale	$2,961	$63,548	$53
Liabilities:
Derivatives	$—	$(86)	$—

2024
Assets:
Available-for-sale securities:
U.S. Treasury securities	$5,987	$—	$—
State and political subdivisions	—	12,847	—
MBSs – residential	—	51,092	—
CMOs	—	—	59
Corporate securities	—	6,969	—
Total investment securities available-for-sale	$5,987	$70,908	$59
Liabilities:
Derivatives	$—	$34	$—

Assets and Liabilities Measured on a Non-Recurring Basis

There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2025 or December 31, 2024.

NOTE 4 – FAIR VALUE (Continued)

The carrying values and estimated fair values of financial assets and liabilities as of December 31 were as follows (in thousands):

	Carrying
December 31, 2025	Value	Fair Value	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$28,146	$28,146	$28,146	$—	$—
Securities available for sale	66,562	66,562	2,961	63,548	53
FHLB and FRB stock	7,908	N/A	N/A	N/A	N/A
Loans, net of allowance for credit losses	794,470	786,241	—	—	786,241
Accrued interest receivable	3,143	3,143	—	310	2,833
Financial liabilities
Deposits	$765,233	$765,846	$618,031	$147,815	$—
FHLB borrowings	74,000	74,062	—	74,062	—
Junior subordinated debentures	7,750	7,917	—	7,917	—
Accrued interest payable	902	902	902	—	—

December 31, 2024
Financial assets
Cash and cash equivalents	$25,743	$25,743	$25,743	$—	$—
Securities available for sale	76,954	76,954	5,987	70,908	59
FHLB and FRB stock	9,504	N/A	N/A	N/A	N/A
Loans, net of allowance for credit losses	755,436	740,750	—	—	740,750
Accrued interest receivable	3,170	3,170	—	386	2,784
Financial liabilities
Deposits	$695,908	$695,102	$573,981	$121,121	$—
FHLB borrowings	116,500	116,605	—	116,605	—
Junior subordinated debentures	7,750	8,146	—	8,146	—
Accrued interest payable	726	726	726	—	—

The methods and assumptions, not previously presented, used to estimate fair values are described as follows:

Cash and Cash Equivalents: The carrying amounts of cash and short-term investments approximate fair values.

FHLB and FRB Stock: It is not practical to determine the fair value of FHLB and FRB stock due to restrictions placed on their transferability.

Loans: The fair value of portfolio loans, net of allowance for credit losses is determined using an exit price methodology. The exit price methodology continues to be based on a discounted cash flow analysis, in which projected cash flows are based on contractual cash flows adjusted for prepayments for certain loan types and the use of a discount rate based on expected relative risk of the cash flows.

The discount rate selected considers loan type, maturity date, a liquidity premium, cost to service, and cost of capital, which is a Level 3 for fair value estimate.

Deposits: The fair values disclosed for demand deposits (e.g., interest and non-interest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount). Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

NOTE 4 – FAIR VALUE (Continued)

FHLB Borrowings: The fair values of the Company’s FHLB borrowings with a maturity greater than one year are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements. The fair value of FHLB borrowing with a maturity less than one year approximate their carrying value.

Junior Subordinated Debentures: The fair value is based on current rates for similar financing, and approximates book value.

Accrued Interest Receivable/Payable: The fair values of accrued interest receivable and payable approximate their carrying amounts because of the short-term nature of these financial instruments.

Off-Balance Sheet Instruments: Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The fair value of commitments is not material.